SSgA FUNDS

SUPPLEMENT DATED OCTOBER 20, 2010
TO
PROSPECTUS DATED DECEMBER 29, 2009
(AS SUPPLEMENTED THROUGH AUGUST 19, 2010)

SSgA SMALL CAP FUND
(TICKER SYMBOL: SVSCX)

SSgA DIRECTIONAL CORE EQUITY FUND
(TICKER SYMBOL: SDCQX)

Shareholders of the SSgA Funds are hereby notified that effective immediately, the following portfolio management team disclosure appearing in the Prospectus is hereby revised.

Information under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSgA Small Cap Fund on page 27 is amended as follows:

Anna Lester and Marc Reinganum serve as portfolio managers of the fund.  They have managed the fund since October 2010.

Information under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSgA Directional Core Equity Fund on page 37 is amended as follows:

J. Lee Montag and Marc Reinganum serve as portfolio managers of the fund.  They have managed the fund since October 2010.

Information under the heading “Fund Management,” sub-heading “Portfolio Management” on page 86 is amended as follows:

SSgA Fund	Portfolio Manager(s)	Experience
SSgA Small Cap Fund	Anna Lester	Investment professional for 12 years, the last 5 years with SSgA FM or its affiliates.

	Marc Reinganum	Investment professional for 31 years, the last year with SSgA FM or its affiliates.

SSgA Directional Core Equity Fund	J. Lee Montag	Investment professional for 13 years, the last 3 years with SSgA FM or its affiliates.

	Marc Reinganum	Investment professional for 31 years, the last year with SSgA FM or its affiliates.

The rest of the Prospectus sections entitled “Investment Adviser” and “Portfolio Management” remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS

SUPPLEMENT DATED OCTOBER 20, 2010
TO
PROSPECTUS DATED DECEMBER 29, 2009

SSgA SMALL CAP FUND
(TICKER SYMBOL: SSCRX)

Shareholders of the SSgA Funds are hereby notified that effective immediately, the following portfolio management team disclosure appearing in the Prospectus is hereby revised.

Information under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSgA Small Cap Fund on page 7 is amended as follows:

Anna Lester and Marc Reinganum serve as portfolio managers of the fund.  They have managed the fund since October 2010.

Information under the heading “Fund Management,” sub-heading “Portfolio Management” on page 33 is amended as follows:

SSgA Fund	Portfolio Manager(s)	Experience
SSgA Small Cap Fund	Anna Lester	Investment professional for 12 years, the last 5 years with SSgA FM or its affiliates.

	Marc Reinganum	Investment professional for 31 years, the last year with SSgA FM or its affiliates.

The rest of the Prospectus sections entitled “Investment Adviser” and “Portfolio Management” remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS

SUPPLEMENT DATED OCTOBER 20, 2010

TO THE SSgA FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 29, 2009

(AS SUPPLEMENTED THROUGH MARCH 31, 2010)

SSgA SMALL CAP FUND

SSgA DIRECTIONAL CORE EQUITY FUND

Shareholders are hereby notified that the information regarding the portfolio managers of the above funds contained in the Statement of Additional Information section entitled “Investment Advisory and Other Services,” under the sub-heading “Portfolio Managers” is hereby revised on pages 33 and 34 to delete the name of Brian Shannahan, and include the following additional information:

Other Accounts Managed as of August 31, 2010

Portfolio Managers	Number of Registered Investment Companies	Assets Under Management (in billions)	Number of Pooled Investment Vehicles	Assets Under Management (in billions)		Other Types of Accounts	Assets Under Management (in billions)		Asset Total (in billions)
SSgA Small Cap Fund and SSgA Directional Core Equity Fund
Anna Lester	2	$0.17	7*	$0.62	*	16**	$1.18	**	$1.97
Mark Reinganum	2	$0.17	7*	$0.62	*	16**	$1.18	**	$1.97
J. Lee Montag	2	$0.17	7*	$0.62	*	16**	$1.18	**	$1.97

* Includes 2 accounts with performance based fees and assets of $0.29 billion

** Includes 1 account with performance based fees and assets of $0.06 billion

Ownership of Securities.  As of August 31, 2010, except as noted below, the portfolio managers do not beneficially own any shares of any Funds described in this statement.

Ownership of Securities as of August 31, 2010

Portfolio Manager	Dollar Range Of Equity Securities In the Funds Managed by the Portfolio Manager

Amos J. Rogers	SSgA Tuckerman Active REIT Fund	$1-$10,000

Daniel Farley	SSgA Tuckerman Active REIT Fund	$1-$10,000

The remainder of the section remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE